FT Energy Income Partners Strategy ETF Shareholder Fees	Oct. 31, 2025
FT Energy Income Partners Strategy ETF | FT Energy Income Partners Strategy ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%